Liquidity and Going Concern (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	¥ 7,253
Net operating cash outflow	135,206
Net current liabilities	¥ 356,472